Rule 497(e)

Legg Mason Partners Lifestyle Series, Inc.	File Nos. 033-64457 and 811-07435
Legg Mason Partners Aggressive Growth Fund, Inc.	File Nos. 2-84199 and 811-03762
Legg Mason Partners Investment Funds, Inc.	File Nos. 2-74288 and 811-03275
Legg Mason Partners Equity Funds	File Nos. 33-2627 and 811-4551
Legg Mason Partners Municipals Funds	File Nos. 002-99861 and 811-04395
Legg Mason Partners Funds, Inc.	File Nos. 02-25890 and 811-01464
Legg Mason Partners Income Funds	File Nos. 2-96408 and 811-4254
Legg Mason Partners Small Cap Core Fund, Inc.	File Nos. 333-25499 and 811-5928
Legg Mason Partners Fundamental Value Fund, Inc.	File Nos. 2-71469 and 811-3158
Legg Mason Partners Managed Municipals Fund, Inc.	File Nos. 002-69308 and 811-03097
Legg Mason Partners California Municipals Fund, Inc.	File Nos. 002-89548 and 811-03970
Legg Mason Partners New Jersey Municipals Fund, Inc.	File Nos. 033-18779 and 811-05406
Legg Mason Partners Oregon Municipals Fund	File Nos. 033-52643 and 811-07149
Legg Mason Partners Arizona Municipals Fund, Inc.	File Nos. 33-12792 and 811-5066
Legg Mason Partners Core Plus Bond Fund, Inc.	File Nos. 002-91948 and 811-04061
Legg Mason Partners Sector Series, Inc.	File Nos. 33-7339 and 811-4757
Legg Mason Partners Massachusetts Municipals Fund	File Nos. 033-11417 and 811-04994
Legg Mason Partners Investment Trust	File Nos. 33-43446 and 811-6444
Legg Mason Partners Appreciation Fund, Inc.	File Nos. 811-1940 and 2-34576
Legg Mason Partners World Funds, Inc.	File Nos. 33-39564 and 811-6290
Legg Mason Partners Adjustable Rate Income Fund	File Nos. 033-47782 and 811-06663
Legg Mason Partners Investment Series	File Nos. 33-11716 and 811-5018
Legg Mason Partners Trust II	File Nos. 2-90519 and 811-4007
CitiFunds Trust I	File Nos. 2-90518 and 811-4006
Salomon Funds Trust*	File Nos. 33-05819 and 811-05034
Salomon Brothers Capital Fund Inc.*	File Nos. 2-57073 and 811-02667
Salomon Brothers Series Funds Inc.*	File Nos. 33-34423 and 811-06087
Salomon Brothers Investors Value Fund Inc.*	File Nos. 2-14025 and 811-0805

SUPPLEMENT DATED OCTOBER 27, 2006

TO THE

STATEMENTS OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

The following supplements the Statement of Additional Information (“SAI”) for each fund listed on Appendix I to this supplement. Each of the changes described below will become effective as of November 20, 2006. Please note that, in addition to this supplement, there is a separate supplement dated October 27, 2006 to the Prospectus and SAI of each fund.

Minimum investments

The following supplements the applicable language under “Purchase of Shares” “Additional Purchase Information” or other similar heading in each fund’s SAI.

As of November 20, 2006, there are no minimum investment requirements for Class A shares for (i) current and retired board members of Legg Mason, Inc., (ii) current and retired board members of any fund advised by Legg Mason Partners Fund Advisor, LLC (“LMPFA”) (such board members, together with board members of Legg Mason, Inc., are referred to herein as “Board Members”), (iii) current employees of Legg Mason, Inc. and its subsidiaries, as well as (iv) by the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21) and (v) by a pension, profit-sharing or other benefit plan for the benefit of such persons

Initial sales charges

The following supplements the applicable language under “Purchase of Shares,” “Additional Purchase Information” or other similar heading in each fund’s SAI.

As of November 20, 2006, purchases of Class A shares may be made at net asset value (“NAV”) without an initial sales charge in the following circumstances:

(a) sales to (i) current and retired board members of Legg Mason, Inc., (ii) current and retired board members of any fund advised by LMPFA (such board members, together with board members of Legg Mason, Inc., are referred to herein as “Board Members”), (iii) current employees of Legg

Mason, Inc. and its subsidiaries, as well as (iv) by the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21) and (v) by a pension, profit-sharing or other benefit plan for the benefit of such persons;

(b) sales to any employees of Service Agents having dealer, service or other selling agreements with the funds’ distributors or otherwise having an arrangement with any such Service Agent with respect to sales of fund shares, and by the immediate families of such persons or by a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;

(d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Legg Mason Partners Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;

(e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup;

(f) purchases by certain separate accounts used to fund unregistered variable annuity contracts; and

(g) purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by (affiliated and non-affiliated) broker-dealers and other financial institutions that have entered into agreements with CGMI or LMIS.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the sales charge.

Contingent deferred sales charges

The following supplements the applicable information included under “Purchase of Shares,” “Additional Purchase Information” or other similar heading in each fund’s SAI.

As of November 20, 2006, in determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that contingent deferred sales charge shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Legg Mason Partners mutual funds. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. Each fund’s distributor receives contingent deferred sales charges in partial consideration for the expenses in selling shares.

As of November 20, 2006, the contingent deferred sales charge will be waived on: (a) exchanges; (b) automatic cash withdrawals in amounts equal to or less than 12.00% annually or 2.00% monthly of the shareholder’s account balance at the time the withdrawals commence; (c) redemptions of shares within 12 months following the death or disability (as defined by the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or IRAs commencing on or after attainment of age 70 1/2 (except that shareholders who purchase shares subject to a deferred sales charge prior to the date of implementation of this new policy will be “grandfathered” and will be eligible to obtain the waiver at age 59 1/2 by demonstrating such eligibility at the time of redemption); (e) involuntary redemptions; (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free returns of an excess contribution to any retirement plan; and (h) certain redemptions of shares of a fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker-dealers and other financial institutions that have entered into agreements with a distributor or the manager.

As of November 20, 2006, the contingent deferred sales charge on Class C shares redeemed within one year of purchase is waived for Retirement Plans with omnibus accounts held on the books of a fund.

Grandfathered retirement program with exchange features

The following supplements the information included under “Smith Barney Retirement Program” or other similar heading and applicable information under “Exchange Privilege” or other similar heading of the SAI of each applicable fund.

Retirement plan programs authorized by LMIS prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”) to offer eligible retirement plan investors the opportunity to exchange all of its Class C shares for Class A shares of the Fund, are permitted to maintain such share class exchange feature for current and prospective retirement plan investors.

Under the Grandfathered Retirement Program, Class C shares may be purchased by plans investing less than $3 million. Class C shares are eligible to exchange into Class A shares not later than eight years after the plan joined the program. They are eligible for exchange in the following circumstances:

If, a participating plan’s total Class C holdings in all non-money market Legg Mason Partners Funds equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C shares, but instead may acquire Class A shares of the same fund. Any Class C shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C exchange privileges applicable to their plan.

Determination of Public Offering Price

The following supplements the SAI of each fund.

For funds with respect to which the new maximum initial deferred sales charge will change as of November 20, 2006, the method of computing the offering price of the Class A shares of each fund will be available on the Legg Mason Partners Funds’ website at http://www.leggmason.com/Investor Services on or before November 20, 2006.

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*	“Salomon Brothers” is a service mark of Citigroup Inc., licensed for use by Legg Mason, Inc. as the name of funds and an investment adviser. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup.

Appendix I

List of Funds

Fund	Date of Prospectus and Statement of Additional Information
Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Lifestyle Balanced Fund	May 31, 2006
Legg Mason Partners Lifestyle Growth Fund	May 31, 2006
Legg Mason Partners Lifestyle High Growth Fund	May 31, 2006

Legg Mason Partners Aggressive Growth Fund Inc.	December 29, 2006

Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	August 28, 2006
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	August 28, 2006
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	August 28, 2006
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	August 28, 2006
Legg Mason Partners Multiple Discipline Funds All Cap and International	August 28, 2006
Legg Mason Partners Small Cap Growth Fund	January 28, 2006
Legg Mason Partners Small Cap Value Fund	January 28, 2006

Legg Mason Partners Equity Funds
Legg Mason Partners Social Awareness Fund	May 31, 2006

Legg Mason Partners Funds, Inc.
Legg Mason Partners Large Cap Value Fund	May 1, 2006

Legg Mason Partners Income Funds
Legg Mason Partners Capital and Income Fund	May 1, 2006
Legg Mason Partners Convertible Fund	November 28, 2005
Legg Mason Partners Dividend and Income Fund	November 28, 2005

Legg Mason Partners Small Cap Core Fund, Inc.	May 1, 2006

Legg Mason Partners Fundamental Value Fund Inc.	January 28, 2006

Fund	Date of Prospectus and Statement of Additional Information
Legg Mason Partners Sector Series, Inc.
Legg Mason Partners Financial Services Fund	February 28, 2006
Legg Mason Partners Health Sciences Fund	February 28, 2006
Legg Mason Partners Technology Fund	February 28, 2006

Legg Mason Partners Investment Trust
Legg Mason Partners Classic Values Fund	March 30, 2006
Legg Mason Partners Large Cap Growth Fund	March 30, 2006
Legg Mason Partners Mid Cap Core Fund	March 30, 2006

Legg Mason Partners Appreciation Fund, Inc.	May 1, 2006

Legg Mason Partners World Funds, Inc.
Legg Mason Partners International All Cap Growth Fund	February 28, 2006

Legg Mason Partners Investment Series
Legg Mason Partners International Fund	February 28, 2006
Legg Mason Partners Dividend Strategy Fund	February 28, 2006
Legg Mason Partners Growth and Income Fund	February 28, 2006

Legg Mason Partners Trust II
Legg Mason Partners Diversified Large Cap Growth Fund	February 28, 2006
Legg Mason Partners Small Cap Growth Opportunities Fund	February 28, 2006
Legg Mason Partners Global Equity Fund (formerly Legg Mason Partners International Large Cap Fund)	May 1, 2006

CitiFunds Trust I
Legg Mason Partners Emerging Markets Equity Fund	February 28, 2006

Salomon Funds Trust (to be renamed Legg Mason Partners Funds Trust as of November 20, 2006)*
Salomon Brothers Mid Cap Fund (to be renamed Legg Mason Partners Mid Cap Fund as of November 20, 2006)*	May 1, 2006

Salomon Brothers Capital Fund Inc (to be renamed Legg Mason Partners Capital Fund, Inc. as of November 20, 2006)*	May 1, 2006

Fund	Date of Prospectus and Statement of Additional Information
Salomon Brothers Series Funds Inc (to be renamed Legg Mason Partners Series Funds, Inc. as of November 20, 2006)*
Salomon Brothers Balanced Fund (to be renamed Legg Mason Partners Balanced Fund as of November 20, 2006)*	May 1, 2006
Salomon Brothers Small Cap Growth Fund (to be renamed Legg Mason Partners Small Cap Growth Fund I as of November 20, 2006)*	May 1, 2006

Salomon Brothers Investors Value Fund Inc (to be renamed Legg Mason Partners Investors Value Fund, Inc. as of November 20, 2006)*	May 1, 2006

Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Investment Grade Bond Fund	May 1, 2006
Legg Mason Partners Government Securities Fund	May 1, 2006

Legg Mason Partners Funds, Inc.
Legg Mason Partners U.S. Government Securities Fund	May 1, 2006

Legg Mason Partners Income Funds
Legg Mason Partners Diversified Strategic Income Fund	November 28, 2005
Legg Mason Partners High Income Fund	November 28, 2005
Legg Mason Partners Total Return Bond Fund (to be renamed Legg Mason Partners Core Bond Fund as of November 20, 2006	November 28, 2005

Legg Mason Partners Core Plus Bond Fund, Inc.	November 28, 2005

Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Lifestyle Conservative Fund	May 31, 2006
Legg Mason Partners Lifestyle Income Fund	May 31, 2006

Salomon Brothers Series Funds Inc (to be renamed Legg Mason Partners Series Funds, Inc. as of November 20, 2006)*
Salomon Brothers High Yield Bond Fund (to be renamed Legg Mason Partners Global High Yield Bond Fund as of November 20, 2006)*	May 1, 2006

Fund	Date of Prospectus and Statement of Additional Information
Salomon Brothers Strategic Bond Fund (to be renamed Legg Mason Partners Strategic Bond Fund as of November 20, 2006)*	May 1, 2006

Legg Mason Partners Municipal Funds
Legg Mason Partners Florida Municipals Fund	August 1, 2006
Legg Mason Partners Georgia Municipals Fund	August 1, 2006
Legg Mason Partners National Municipals Fund	August 1, 2006
Legg Mason Partners New York Municipals Fund	August 1, 2006
Legg Mason Partners Pennsylvania Municipals Fund	August 1, 2006

Legg Mason Partners Income Funds
Legg Mason Partners Municipal High Income Fund	November 28, 2005

Legg Mason Partners Managed Municipals Fund, Inc.	June 28, 2006

Legg Mason Partners California Municipals Fund, Inc.	June 28, 2006

Legg Mason Partners New Jersey Municipals Fund, Inc.	August 1, 2006

Legg Mason Partners Oregon Municipals Fund	August 28, 2006

Legg Mason Partners Arizona Municipals Fund, Inc.	September 28, 2006

Legg Mason Partners Massachusetts Municipals Fund	March 30, 2006

Salomon Funds Trust (to be renamed Legg Mason Partners Funds Trust as of November 20, 2006)*
Salomon Brothers National Tax Free Bond Fund (to be renamed Legg Mason Partners National Tax Free Bond Fund as of November 20, 2006)*	May 1, 2006
Salomon Brothers California Tax Free Bond Fund (to be renamed Legg Mason Partners California Tax Free Bond Fund as of November 20, 2006)*	May 1, 2006

Fund	Date of Prospectus and Statement of Additional Information
Salomon Brothers New York Tax Free Bond Fund (to be renamed Legg Mason Partners New York Tax Free Bond Fund as of November 20, 2006)*	May 1, 2006

Legg Mason Partners Municipal Funds
Legg Mason Partners Intermediate-Term Municipals Funds	August 1, 2006

Legg Mason Partners Funds, Inc.
Legg Mason Partners Short-Term Investment Grade Bond Fund	May 1, 2006

Legg Mason Partners Investment Trust
Legg Mason Partners Intermediate Maturity California Municipals Fund	March 30, 2006
Legg Mason Partners Intermediate Maturity New York Municipals Fund	March 30, 2006

Legg Mason Partners World Funds, Inc.
Legg Mason Partners Inflation Management Fund	February 28, 2006

Legg Mason Partners Adjustable Rate Income Fund	September 28, 2006

Legg Mason Partners Trust II
Legg Mason Partners Short Duration Municipal Income Fund	February 28, 2006

Salomon Brothers Series Funds Inc (to be renamed Legg Mason Partners Series Funds, Inc. as of November 20, 2006)*
Salomon Brothers Short/Intermediate U.S. Government Fund (to be renamed Legg Mason Partners Short/Intermediate U.S. Government Fund as of November 20, 2006)*	May 1, 2006

Salomon Brothers Series Funds Inc (to be renamed Legg Mason Partners Series Funds, Inc. as of November 20, 2006)*
Salomon Brothers New York Municipal Money Market Fund Class A shares (to be renamed Legg Mason Partners New York Municipal Money Market Fund as of November 20, 2006)*	May 1, 2006
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